Segment Reporting - Schedule of Revenue and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 1,554		$ 3,132
Long-lived assets	356		406
Alight Holdings
Segment Reporting Information [Line Items]
Revenue		$ 1,361		$ 2,728
United States
Segment Reporting Information [Line Items]
Revenue	1,358		2,759
Long-lived assets	305		359
United States | Alight Holdings
Segment Reporting Information [Line Items]
Revenue		1,168		2,353
Rest of World
Segment Reporting Information [Line Items]
Revenue	196		373
Long-lived assets	$ 51		$ 47
Rest of World | Alight Holdings
Segment Reporting Information [Line Items]
Revenue		$ 193		$ 375